Debt - Institutional Secured Term & Secured Portfolio Loans (Details) - Secured	Dec. 31, 2023 USD ($) aircraft	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Amount outstanding	$ 10,151,176,000		$ 9,814,176,000
Rhenium Facility
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 900,000,000
Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	243
Amount outstanding	$ 7,667,363,000		7,499,339,000
Weighted average interest rate	6.17%
Setanta
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	82
Amount outstanding	$ 2,000,000,000		2,000,000,000
Weighted average interest rate	7.61%
Hyperion
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	21
Amount outstanding	$ 600,000,000		1,050,000,000
Weighted average interest rate	7.35%
Celtago & Celtago II
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	24
Amount outstanding	$ 613,034,000		731,480,000
Weighted average interest rate	4.51%
Rhenium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	18
Amount outstanding	$ 867,714,000		0
Weighted average interest rate	6.70%
Cesium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	15
Amount outstanding	$ 587,912,000		658,580,000
Weighted average interest rate	5.68%
Goldfish
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	13
Amount outstanding	$ 501,276,000		560,084,000
Weighted average interest rate	7.01%
Scandium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	10
Amount outstanding	$ 458,867,000		517,577,000
Weighted average interest rate	5.74%
Rhodium
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	11
Amount outstanding	$ 411,343,000		459,599,000
Weighted average interest rate	4.53%
Other secured facilities
Debt Instrument [Line Items]
Number of aircraft designated as collateral | aircraft	49
Amount outstanding	$ 1,627,217,000		$ 1,522,019,000
Weighted average interest rate	4.75%